SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN DOMESTIC EQUITY FUNDS I

I.          Evergreen Small-Mid Growth Fund and Evergreen Mid Cap Growth Fund (each a “Fund”)

                Effective immediately, Robert Junkin, CPA, Kenneth J. Doerr, Lori S. Evans and Julian J. Johnson are added as portfolio managers of each Fund. Effective May 14, 2008, the co-lead portfolio managers of each Fund are Messrs. Junkin and Doerr and the portfolio managers of each Fund are Mses. Evans and Johnson. In accordance with these changes, the section entitled “PORTFOLIO MANAGERS” in Part II of the Funds’ Statement of Additional Information is revised to add the following information under the sub-headings indicated.

                Under "Other Funds and Accounts Managed," the table below provides information about the registered investment companies, other pooled investment vehicles and other accounts to be managed by Messrs. Junkin and Doerr and Mses. Evans and Johnson. The following information is as of March 31, 2008.

Portfolio Manager		(Assets in thousands)
Robert Junkin, CPA	Assets of registered investment companies managed
	Evergreen Health Care Fund………………………………………………	$255,087
	Aegon/Transamerica Health Care Advisors Fund…………………………	286,590
	ING Investors Trust Health Science Fund………………………………….	193,153
	Evergreen Mid Cap Growth Fund[1]………………………………………..	545,563
	Evergreen Small Mid Cap Growth Fund[1]…………………………………	142,883
	TOTAL……………………………………………………………………	$1,423,276
	Those subject to performance fee…………………………………….	0
	Number of other pooled investment vehicles managed………………..	0
	Assets of other pooled investment vehicles manage……………….	$0
	Number of those subject to performance fee………………………..	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed……………………………………..	15
	Assets of other accounts managed[1]…………………………………..	$646,165
	Number of those subject to performance fee………………………..	0
	Assets of those subject to performance fee	$0

1At March 31, 2008, Evergreen Mid Cap Growth Fund, Evergreen Small Mid Cap Growth Fund and the other accounts’ assets were managed by Don Bisson.  Mr. Junkin has subsequently been named portfolio manager of these assets.

Kenneth J. Doerr	Assets of registered investment companies managed
	Evergreen Mid Cap Growth Fund[1]………………………………………..	$545,563
	Evergreen Small Mid Cap Growth Fund[1]…………………………………	142,883
	TOTAL……………………………………………………………………	$688,446
	Those subject to performance fee…………………………………….	0
	Number of other pooled investment vehicles managed………………..	0
	Assets of other pooled investment vehicles manage……………….	$0
	Number of those subject to performance fee………………………..	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed……………………………………..	15
	Assets of other accounts managed[1]………………………………….	$646,165
	Number of those subject to performance fee………………………..	0
	Assets of those subject to performance fee	$0

1At March 31, 2008, Evergreen Mid Cap Growth Fund, Evergreen Small Mid Cap Growth Fund and the other accounts’ assets were managed by Don Bisson.  Mr. Doerr has subsequently been named portfolio manager of these assets.

Portfolio Manager		(Assets in thousands)
Lori S. Evans	Assets of registered investment companies managed
	Evergreen Mid Cap Growth Fund[1]………………………………………..	$545,563
	Evergreen Small Mid Cap Growth Fund[1]…………………………………	142,883
	TOTAL……………………………………………………………………	$688,446
	Those subject to performance fee…………………………………….	0
	Number of other pooled investment vehicles managed………………..	0
	Assets of other pooled investment vehicles manage……………….	$0
	Number of those subject to performance fee………………………..	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed……………………………………..	15
	Assets of other accounts managed[1]………………………………….	$646,165
	Number of those subject to performance fee………………………..	0
	Assets of those subject to performance fee	$0

1At March 31, 2008, Evergreen Mid Cap Growth Fund, Evergreen Small Mid Cap Growth Fund and the other accounts’ assets were managed by Don Bisson.   Ms. Evans has subsequently been named portfolio manager of these assets.

Julian J. Johnson	Assets of registered investment companies managed
	Evergreen Mid Cap Growth Fund[1]………………………………………..	$545,563
	Evergreen Small Mid Cap Growth Fund[1]…………………………………	142,883
	TOTAL……………………………………………………………………	$688,446
	Those subject to performance fee…………………………………….	0
	Number of other pooled investment vehicles managed………………..	0
	Assets of other pooled investment vehicles manage……………….	$0
	Number of those subject to performance fee………………………..	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed…………………………………….	15
	Assets of other accounts managed[1]………………………………….	$646,165
	Number of those subject to performance fee………………………..	0
	Assets of those subject to performance fee	$0

1At March 31, 2008, Evergreen Mid Cap Growth Fund, Evergreen Small Mid Cap Growth Fund and the other accounts’ assets were managed by Don Bisson.  Mr. Johnson has subsequently been named portfolio manager of these assets.

Under "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information:

Portfolio Manager

Robert Junkin, CPA.............................	Callan SMID Growth Index Lipper Health Care Index Lipper Mid Cap Growth Index
Kenneth J. Doerr..................................

Callan Large Cap Growth

Lipper Emerging Markets

Lipper Global Small/Mid Cap Core

Lipper International Multi Cap Core

Lipper Small-Cap Value

Lipper Small-Cap Growth

Lipper Equity Income

Lipper Large Cap Core

Lipper Large Cap Growth

Lipper Multi Cap Growth

Lipper Mid-Cap Growth

Callan SMID Growth Index

Lipper Mixed-Asset Target Alloc Consv

Lipper Mixed-Asset Target Alloc Growth

Lipper Healtcare

Lipper Gold Oriented

Callan International Equity Core

Lipper Utility

Lori S. Evans.........................................	Callan SMID Growth Index Lipper Mid Cap Growth Index
Julian J. Johnson..................................	Callan SMID Growth Index Lipper Mid Cap Growth Index

                Under "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is updated with the following information, which is as of March 31, 2008:

Portfolio Manager	Fund(s)	Dollar Range of Holdings
Robert Junkin, CPA	Evergreen Health Care Fund	$10,001-$50,000
	Evergreen Family of Funds	$10,001-$50,000

The table is also amended to reflect that neither Mr. Doerr nor Mses. Evans or Johnson have any holdings in either category as of the date of this supplement.

May 7, 2008                                                                                                                                                                           582381 (5/08)